Related Party Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Related Party Transactions [Line Items]
Accounts payable, related party	$ 426,637		$ 299,936
Accrued management salaries	358,398		267,234
Expenses for cost of royalties and other associated cost	186,601	$ 52,264
Loan amount	214,264		220,784	€ 200,000	€ 200,000
Carrying value	$ 267,206		$ 271,354
Interest rate	8.50%		8.50%	8.50%	8.50%
Loan due amount			$ 200,000	€ 200,000
Maturity date	December 31, 2025		December 31, 2025
Incurred interest expense	$ 9,716	16,664
Accretion expense	3,884	6,807
Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable, related party	37,088		$ 32,702
ColoAlert AS [Member]
Related Party Transactions [Line Items]
Amount paid	155,450	$ 173,844
Unpaid costs	$ 31,151		$ 0